Fair values of financial assets and financial liabilities - Hierarchy (Details) - Recurring - AUD ($) $ in Millions	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	$ 170,461	$ 143,848	$ 128,583
Financial liabilities measured at fair value on a recurring basis	104,282	86,075	82,866
Level 1
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	21,189	22,707	22,100
Financial liabilities measured at fair value on a recurring basis	275	270	221
Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	148,854	120,742	106,101
Financial liabilities measured at fair value on a recurring basis	103,963	85,776	82,615
Level 3
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	418	399	382
Financial liabilities measured at fair value on a recurring basis	44	29	30
Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	38,794	38,413	43,119
Deposits and other borrowings | Level 2
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	38,794	38,413	43,119
Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	10,500	5,370	4,926
Other financial liabilities | Level 1
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	261	262	211
Other financial liabilities | Level 2
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	10,239	5,108	4,715
Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	48,089	29,096	23,384
Derivative financial instruments | Level 1
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	14	8	10
Derivative financial instruments | Level 2
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	48,031	29,059	23,344
Derivative financial instruments | Level 3
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	44	29	30
Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	6,295	5,819	3,934
Debt issues | Level 2
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	6,295	5,819	3,934
Life insurance liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	604	7,377	7,503
Life insurance liabilities | Level 2
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	604	7,377	7,503
Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	26,280	31,781	29,307
Trading securities and financial assets measured at FVIS | Level 1
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	5,252	10,440	10,039
Trading securities and financial assets measured at FVIS | Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	20,808	21,121	19,037
Trading securities and financial assets measured at FVIS | Level 3
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	220	220	231
Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	56,661	29,859	21,765
Derivative financial instruments | Level 1
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	17	7	10
Derivative financial instruments | Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	56,620	29,828	21,735
Derivative financial instruments | Level 3
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	24	24	20
Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	84,678	72,581	67,724
Investment securities | Level 1
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	15,320	11,163	10,796
Investment securities | Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	69,206	61,284	56,816
Investment securities | Level 3
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	152	134	112
Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	268	260	413
Loans | Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	246	239	394
Loans | Level 3
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	22	21	19
Life insurance assets
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	2,574	9,367	9,374
Life insurance assets | Level 1
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	600	1,097	1,255
Life insurance assets | Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	$ 1,974	$ 8,270	$ 8,119